Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Operating Leased Assets [Line Items]
Rent expenses for cancelable and non-cancelable leases	$ 376,480	$ 320,877	$ 199,329
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	10 years